Segmented information	12 Months Ended
Dec. 31, 2023
Segmented Information [Abstract]
Segmented information	Segmented information
The Company bases its operating segments on the way information is reported and used by the Company's chief operating decision-maker (“CODM”). The results of operating segments are reviewed by the CODM in order to make decisions about resources to be allocated to the segments and to assess their respective performances.
Geographical Information
The following table details the Company’s revenue by geographic area(1) and information about the Company’s non-current assets by location of the assets.

	Revenue		Non-current assets
	Year ended December 31,		As at December 31,
	2023	2022	2023	2022
Türkiye	$380,880	$101,593	$204,613	$171,195
United States	306,744	276,130	277,052	276,105
Langeloth Facility	306,744	276,130	29,458	32,943
Thompson Creek Mine	—	—	32,788	33,458
Goldfield Project	—	—	213,694	209,670
Other	—	—	1,112	34
Canada	407,273	472,471	824,910	889,696
Mount Milligan Mine	407,273	472,471	703,472	728,193
Endako Mine	—	—	27,937	28,198
Kemess Project	—	—	88,090	123,181
Corporate and other	—	—	5,411	10,124
Other	—	—	8,164	8,253
Total	$1,094,897	$850,194	$1,314,739	$1,345,249
(1)Presented based on the location from which the product originated.